COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2024 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCIES
Investment commitment payable	$ 51.3	¥ 369.0